UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

NEW YORK MONEY MARKET PORTFOLIO

NEW YORK PORTFOLIO

FORM N-Q

DECEMBER 31, 2005

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Education - 7.7%
		Albany, NY, IDA, Civic Facilities University at Albany:
$4,860,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank N.A., 3.550%, 1/5/06 (a)	$4,860,000
13,640,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank N.A., 3.550%, 1/5/06 (a)	13,640,000
10,830,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank N.A., 3.550%, 1/5/06 (a)	10,830,000
15,470,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank N.A., 3.550%, 1/5/06 (a)	15,470,000
5,525,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.500%, 1/5/06 (a)	5,525,000
4,170,000	A-1+	New York City, NY, IDA, Ethical Culture School Project Series A, XLCA-Insured, SPA-Dexia Credit Local, 3.560%, 1/5/06 (a)	4,170,000
		New York State Dormitory Authority Revenue:
		Columbia University:
2,000,000	A-1+	MSTC, SGA 132, PART, LOC-Societe Generale, 3.560%, 1/4/06 (a)	2,000,000
9,200,000	A-1+	Series B, 3.450%, 1/5/06 (a)	9,200,000
		Cornell University:
200,000	A-1+	Series B, LOC-JPMorgan Chase & Co., 3.450%, 1/5/06 (a)	200,000
15,000,000	A-1+	TECP, 3.110% due 3/6/06	15,000,000
10,500,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen, 3.530%, 1/4/06 (a)	10,500,000
3,700,000	A-1+	Rockefeller University, Series A, 3.520%, 1/4/06 (a)	3,700,000
7,842,500	VMIG1(b)	State Personal Income Tax Revenue, Series 821, PART, FGIC-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (a)	7,842,500
9,945,000	A-1	State University, Series PA-622, PART, SPA-Merrill Lynch Capital Services Inc., 3.570%, 1/5/06 (a)	9,945,000
2,400,000	A-1+	Wagner College, LOC-Morgan Guarantee Trust, 3.560%, 1/4/06 (a)	2,400,000
4,330,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility, Hamilton College, MBIA-Insured, SPA-Bank of New York, 3.520%, 1/4/06 (a)	4,330,000
11,890,000	VMIG1(b)	Tompkins County, NY, IDA Revenue, Civic Facilities, Ithaca College, Series B, SPA-HSBC Bank USA, XCLA-Insured, 3.530%, 1/5/06 (a)	11,890,000
5,000,000	A-1+	Troy, NY, IDA, Civic Facilities Revenue, Rensselaer Polytechnic Institute, Series E, 3.520%, 1/5/06 (a)	5,000,000

		Total Education	136,502,500

Escrowed to Maturity - 0.5%
9,170,000	A-1	New York State Environmental Facilities Clean Water MSTC, Series 9040, Class A, PART, 3.540%, 1/4/06 (a)	9,170,000

Finance - 11.9%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
9,750,000	A-1+	Series A, SPA-Dexia Credit Local, 3.500%, 1/4/06 (a)	9,750,000
17,065,000	A-1+	Series B, SPA-BNP Paribas, 3.330%, 1/4/06 (a)	17,065,000
		New York City, NY, TFA:
		Future Tax Secured:
		Revenue:
13,400,000	A-1+	Series A2, SPA-Bank of Nova Scotia, 3.520%, 1/4/06 (a)	13,400,000
700,000	A-1+	Series C, LIQ-Landesbank Baden-Wurttemberg, 3.540%, 1/4/06 (a)	700,000
3,300,000	A-1+	Series B, SPA-Landesbank Banden Wuerttemburg, 3.670%, 1/3/06 (a)	3,300,003
500,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.750%, 1/3/06 (a)	500,000
10,000,000	A-1+	Subordinated Series C2, SPA-Landesbank Hessen, 3.700%, 1/3/06 (a)	10,000,000
		New York City Recovery Project, Revenue:
4,100,000	A-1+	Series 1, Sub-Series 1-C, LIQ-JPMorgan Chase, 3.750%, 1/3/06 (a)	4,100,000
29,300,000	A-1+	Series 3, Sub-Series 3-H, SPA-Royal Bank of Canada, 3.750%, 1/3/06 (a)	29,300,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance (continued)
		Subordinated Series:
$3,560,000	A-1+	2-D, LIQ-Lloyds TSB Bank, 3.540%, 1/4/06 (a)	$3,560,000
1,955,000	A-1+	2-F, LIQ-Bayerische Landesbank, 3.700%, 1/3/06 (a)	1,955,000
		New York City, NY, TFA Revenue, New York City Recovery Project, Series 3:
7,440,000	A-1+	Sub-Series 3-E, SPA-Landesbank Baden-Wuttemberg, 3.700%, 1/3/06 (a)	7,440,000
10,100,000	A-1+	Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.700%, 1/3/06 (a)	10,100,000
20,930,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.500%, 1/4/06 (a)	20,930,000
		New York State LGAC:
13,225,000	A-1+	Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 3.530%, 1/4/06 (a)	13,225,000
36,025,000	A-1+	Series 3V, Refunding, FGIC-Insured, SPA-Landesbank Wuerttemburg, 3.530%, 1/4/06 (a)	36,024,999
		Series B:
276,000	A-1+	LOC-Bank of Nova Scotia, 3.450%, 1/4/06 (a)	276,000
5,000,000	A-1+	LOC-WestDeutsche LandesBank and Bayerische LandesBank, 3.330%, 1/4/06 (a)	5,000,000
350,000	A-1+	Series SGA 59, AMBAC-Insured, SPA-Societe Generale, 3.700%, 1/3/06 (a)	350,000
6,345,000	VMIG1(b)	Puerto Rico Public Finance Corp., CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)	6,345,000
18,495,000	A-1	Puerto Rico, IFA, MSTC, Class A, Series 2000-106, PART, LIQ-Bear Stearns, 3.530%, 1/4/06 (a)(c)	18,495,000

		Total Finance	211,816,002

General Obligation - 13.3%
21,000,000	MIG1(b)	Brookhaven & Smithtown, NY, Three Village Central School District, TAN, 4.000% due 6/30/06	21,136,707
1,750,000	Aa2(b)	East Williston, NY, Union Free School District, TAN, 3.750% due 6/28/06	1,759,205
28,000,000	MIG1(b)	Half Hollow Hills, NY, Central School District, TAN, 4.000% due 6/30/06	28,162,708
300,000	AAA	Hempstead Town, NY, Series B, MBIA-Insured, 4.000% due 2/1/06	300,302
		New York City, NY:
4,940,000	A-1	Series B2, Subordinated Series B5, MBIA-Insured, 3.750%, 1/3/06 (a)	4,940,000
4,000,000	A-1+	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 2.850% due 1/9/06	4,000,000
3,000,000	A-1+	Sub-Series H-2, LOC-Bank of Nova Scotia, 3.340%, 1/4/06 (a)	3,000,000
500,000	A-1+	Subordinated Series A-9, LOC-JPMorgan Chase, 3.520%, 1/4/06 (a)	500,000
3,700,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 3.670%, 1/3/06 (a)	3,700,000
		GO:
1,325,000	A-1+	A-4, Bayerische Landesbank-Insured, 3.670%, 1/3/06 (a)	1,325,000
600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.520%, 1/5/06 (a)	600,000
		Series A:
34,400,000	A-1+	Subordinated Series A-3, LOC-BNP Paribas, 3.520%, 1/4/06 (a)	34,400,000
5,500,000	A-1+	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 3.670%, 1/3/06 (a)	5,500,054
600,000	A-1+	Series F-6, LOC-JPMorgan Chase, 3.550%, 1/4/06 (a)	600,000
		Series H:
8,700,000	A-1+	Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 3.750%, 1/3/06 (a)	8,700,000
200,000	A-1	Subordinated Series H-7, LOC-KBC Bank N.V., 3.650%, 1/3/06 (a)	200,000
		Series J:
6,500,000	A-1+	Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.560%, 1/4/06 (a)	6,500,000
5,000,000	A-1+	Subordinated Series J-3, LOC-JPMorgan Chase, 3.560%, 1/4/06 (a)	5,000,000
2,300,000	A-1+	Sub-Series H-3, LOC-Bank of New York, 3.500%, 1/4/06 (a)	2,300,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
General Obligation (continued)
$2,300,000	A-1+	Sub-Series H-4, LOC-Bank of New York3.650%, 1/3/06 (a)	$2,299,999
		New York State:
17,000,000	A-1+	Series A, LOC-Dexia Credit Local, 2.830% due 2/6/06 (d)	17,000,000
		TECP, Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Co.,
		Landesbank Hessen-Thuringen:
47,800,000	A-1+	3.150% due 1/10/06	47,800,000
5,100,000	A-1+	3.130% due 2/1/06	5,100,000
17,014,936	Aa2(b)	Pittsford, NY, Central School District, BAN, 4.000% due 6/20/06	17,069,712
15,000,000	MIG1(b)	Syracuse City, NY, RAN, Series D, LOC-JPMorgan Chase, 4.000% due 6/30/06	15,078,905
435,000	Aaa(b)	Warwick Valley, NY, Central School District, Refunding Series B, FGIC-Insured, 2.500% due 1/15/06	435,028

		Total General Obligation	237,407,620

Government Facilities - 8.5%
		Jay Street Development Corp., Court Facilities Lease Revenue:
39,000,000	A-1+	Series A-1, LOC-Bank of America, 3.360%, 1/4/06 (a)	39,000,000
3,870,000	A-1+	Series A-2, LOC-Depfa Bank PLC, 3.460% due 1/20/06 (d)	3,870,000
33,430,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 3.500%, 1/4/06 (a)	33,430,000
4,200,000	A-1+	Series A-4, LOC-Depfa Bank PLC, 3.650%, 1/3/06 (a)	4,200,000
42,725,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.530%, 1/4/06 (a)	42,725,000
		New York State Urban Development Corp.:
21,200,000	A-1	Putters Series 313, PART, SPA-JPMorgan Chase, 3.550%, 1/5/06 (a)	21,200,000
8,000,000	VMIG1(b)	Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.530%, 1/4/06 (a)	8,000,000

		Total Government Facilities	152,425,000

Hospitals - 7.7%
		Nassau Health Care Corp.:
1,800,000	A-1+	New York Revenue, Sub-Series 2004-C2, FSA-Insured, SPA-Dexia Credit Local, 3.420%, 1/5/06 (a)	1,800,000
25,430,000	A-1+	Sub-Series 2004-C1, Refunding, FSA-Insured, LOC-Dexia Credit Local, 3.480%, 1/5/06 (a)	25,430,000
20,400,000	A-1+	Sub-Series 2004-C3, FSA-Insured, LOC-Dexia Credit Local, 3.370%, 1/5/06 (a)	20,400,000
2,195,000	VMIG1(b)	New York City, NY, IDA, Peninsula Hospital Center Project, LOC-JPMorgan Chase, 3.610%, 1/5/06 (a)	2,195,000
		New York State Dormitory Authority Revenue:
2,280,000	AAA	Long Island Jewish Medical Center, MBIA-Insured, 5.000% due 7/1/06	2,300,912
12,000,000	A-1+	Mental Health Facilities Improvement, Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.560%, 1/5/06 (a)	12,000,000
		Mental Health Services:
10,000,000	A-1+	Sub-Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.560%, 1/5/06 (a)	10,000,000
12,700,000	A+1+	Sub-Series D-2E, SPA-BNP Paribas, 3.480%, 1/5/06 (a)	12,700,000
4,800,000	A-1+	Sub-Series D-2G, SPA-Bank of Nova Scotia, 3.480%, 1/5/06 (a)	4,800,000
35,000,000	A-1+	Sub-Series D-2H, SPA-HSBC Bank USA, 3.480%, 1/5/06 (a)	35,000,000
8,000,000	VMIG1(b)	Ontario County, NY, IDA, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 3.550%, 1/4/06 (a)	8,000,000
2,335,000	A-1+	Orange County, NY, IDA Revenue, Horton Medical Center Project, FSA-Insured, SPA-Bank of America, 3.460%, 1/5/06 (a)	2,335,000

		Total Hospitals	136,960,912

Housing: Multi-Family - 9.0%
		New York City, NY, HDC:
30,910,000	A-1+	2 Gold Series A, LOC- Bank of America, 3.550%, 1/4/06 (a)	30,910,000
14,500,000	A-1+	90 West Series A, LOC-HSBC Bank USA, 3.550%, 1/4/06 (a)	14,500,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family (continued)
$5,000,000	A-1+	Lyric Development Series A, FNMA-Collateralized, 3.600%, 1/4/06 (a)(e)	$5,000,000
		MFH Rent Revenue:
5,000,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 3.600%, 1/4/06 (a)(e)	5,000,000
4,000,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 3.600%, 1/4/06 (a)(e)	4,000,000
8,000,000	A-1+	Related Sierra Development, Series A, LIQ-FNMA, 3.600%, 1/4/06 (a)(e)	8,000,000
13,000,000	A-1+	Related Monterey, Series A, FNMA-Collateralized, 3.360%, 1/4/06 (a)	13,000,000
		New York State HFA:
3,000,000	VMIG1(b)	10 Liberty, Series A, FHLMC-Insured, LIQ-FHLMC, 3.360%, 1/4/06 (a)	3,000,000
10,000,000	VMIG1(b)	20 River Terrace Housing, Series A, LIQ-FNMA, 3.560%, 1/4/06 (a)	10,000,000
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.610%, 1/4/06 (a)(e)	3,000,000
5,000,000	VMIG1(b)	750 Sixth Avenue, Series A, FNMA-Collateralized, 3.610%, 1/4/06 (a)(e)	5,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 3.570%, 1/4/06 (a)(e)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 3.570%, 1/4/06 (a)	2,300,000
		Revenue:
4,550,000	VMIG1(b)	350 West 43rd Street, Series A, LOC-Landesbank Hessen-Thuringen, 3.600%, 1/4/06 (a)(e)	4,550,000
11,100,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen Thuringen Girozentrale, 3.520%, 1/4/06 (a)	11,100,000
22,500,000	A-1+	Service Contract Revenue, Series A, LOC-Westdeutsche Landesbank, 3.520%, 1/4/06 (a)	22,500,000
12,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 3.410%, 1/4/06 (a)(e)	12,400,000
2,000,000	VMIG1(b)	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.570%, 1/4/06 (a)(e)	2,000,000
2,000,000	VMIG1(b)	Worth Street, Series A, LIQ-FNMA, 3.570%, 1/4/06 (a)(e)	2,000,000

		Total Housing: Multi-Family	161,260,000

Housing: Single Family - 3.2%
		New York State Mortgage Agency Revenue:
20,000,000	VMIG1(b)	37th Series, SPA-Dexia Credit Local, 3.500%, 1/4/06 (a)(e)	20,000,000
9,975,000	VMIG1(b)	Homeowner Mortgage, Series 115, SPA-Dexia Credit Local, 3.530%, 1/4/06 (a)(e)	9,975,000
26,400,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 3.410%, 1/4/06 (a)(e)	26,400,000

		Total Housing: Single Family	56,375,000

Industrial Development - 4.0%
1,315,000	VMIG1(b)	Erie County, NY, IDA, IDR, Rosina Food Products, Inc., LOC-HSBC Bank USA, 3.550%, 1/5/06 (a)	1,315,000
2,505,000	A-1+	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA, 3.550%, 1/5/06 (a)(e)	2,505,000
1,730,000	A-1+	Lewis County, NY, IDA, IDR, Climax Manufacturing, LOC-Bank of America, 3.560%, 1/4/06 (a)(e)	1,730,000
205,000	A-1+	Monroe County, NY, IDA, JADA Precision, LOC-Bank of America, 3.560%, 1/4/06 (a)	205,000
2,620,000	A-1+	Nassau County, NY, IDA, IDR, Rubies Costume Co. Project, LOC-Bank of America, 3.560%, 1/4/06 (a)	2,620,000
1,600,000	F-1+(f)	New York City, NY, IDA, Planned Parenthood Project, LOC-Bank of America, 3.510%, 1/5/06 (a)	1,600,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Development (continued)
		New York City, NY, IDA Revenue:
$4,965,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America, 3.510%, 1/5/06 (a)	$4,965,000
5,300,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 3.560%, 1/4/06 (a)	5,300,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America, 3.510%, 1/5/06 (a)	2,700,000
		New York City, NY, IDA, IDR:
3,760,000	VMIG1(b)	Ahava Food Corp. Project, LOC-Bank of America, 3.600%, 1/5/06 (a)(e)	3,760,000
4,300,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase, 3.650%, 1/5/06 (a)(e)	4,300,000
1,770,000	A-1+	PS Bibbs Inc., LOC-JPMorgan Chase, 3.650%, 1/5/06 (a)(e)	1,770,000
3,500,000	VMIG1(b)	Newburgh, NY, IDA Revenue, Community Development Properties Project, Series A, LOC-KeyBank NA, 3.560%, 1/5/06 (a)	3,500,000
1,125,000	A-1+	Oneida County, NY, IDA Revenue, Harden Furniture, LOC-Bank of America, 3.560%, 1/4/06 (a)(e)	1,125,000
3,300,000	A-1+	Onondaga County, NY, IDA Revenue, Syracuse Executive Air Service, Series A, LOC-Bank of America, 3.560%, 1/4/06 (a)(e)	3,300,000
1,575,000	A-1+	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA, 3.550%, 1/5/06 (a)(e)	1,575,000
2,210,000	A-1+	Oswego County, NY, IDR Revenue, Fulton Thermal Project Corp., LOC-Bank of America, 3.560%, 1/4/06 (a)(e)	2,210,000
6,000,000	A-1+	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.480%, 1/5/06 (a)	6,000,000
1,330,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 3.510%, 1/4/06 (a)	1,330,000
3,265,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Bank of America, 3.510%, 1/4/06 (a)	3,265,000
3,690,000	A-1+	Suffolk County, NY, IDA, IDR, JBC Realty LLC, LOC-JPMorgan Chase, 3.560%, 1/4/06 (a)(e)	3,690,000
4,895,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.500%, 1/4/06 (a)	4,895,000
		Yonkers, NY, IDA, Civic Facilities Revenue, Consumers Union Facilities, AMBAC-Insured, SPA-Bank of New York:
5,750,000	A-1+	3.650%, 1/4/06 (a)	5,750,000
2,200,000	VMIG1(b)	3.650%, 1/4/06 (a)	2,200,000

		Total Industrial Development	71,610,000

Miscellaneous - 2.6%
33,870,000	A-1+	Oneida Indian Nation, GO, Series 2002, LOC-Bank of America NA, 3.450%, 1/4/06 (a)	33,870,000
3,825,000	A-1+	Onondaga County, NY, IDA, Community College Housing, Series A, LOC-Royal Bank of Scotland, 3.580%, 1/5/06 (a)	3,825,000
9,320,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)	9,320,000

		Total Miscellaneous	47,015,000

Pollution Control - 1.7%
		New York State Environmental Facilities Corp., Series 97A, Solid Waste Disposal Revenue, TECP, LOC-Bayerische Landesbank, Landesbank Hessen-Thuringen:
8,000,000	A-1+	2.800% due 1/9/06	8,000,000
5,000,000	A-1+	2.780% due 1/12/06	5,000,000
2,000,000	A-1+	3.020% due 2/1/06	2,000,000
6,200,000	A-1+	3.080% due 2/2/06	6,200,000
8,700,000	A-1+	3.080% due 2/9/06	8,700,000

		Total Pollution Control	29,900,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Public Facilities - 2.6%
		New York City, NY, Trust for Cultural Resources Revenue:
$3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (a)	$3,035,000
12,000,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.560%, 1/5/06 (a)	12,000,000
		New York State Dormitory Authority Revenue:
		Metropolitan Museum of Art:
12,440,000	A-1+	Series A, 3.500%, 1/4/06 (a)	12,440,000
4,240,000	A-1+	Series B, 3.500%, 1/4/06 (a)	4,240,000
		New York Public Library:
5,630,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.360%, 1/4/06 (a)	5,630,000
9,060,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.360%, 1/4/06 (a)	9,060,000

		Total Public Facilities	46,405,000

Solid Waste - 0.4%
6,700,000	A-1+	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc., Series B, LOC-JPMorgan Chase, 3.530%, 1/5/06 (a)(e)	6,700,000

Transportation - 14.1%
		Metropolitan Transportation Authority, NY:
4,800,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.560%, 1/5/06 (a)	4,800,000
27,500,000	A-1+	Sub-Series E-2, LOC-Fortis Bank SA, 3.520%, 1/5/06 (a)	27,500,000
		Revenue:
27,975,000	A-1+	Refunding Series D-1, LOC-Westdeutsche Landesbank, FSA-Insured, 3.480%, 1/5/06 (a)	27,975,000
19,210,000	A-1+	Sub-Series A-3, XLCA-Insured, SPA-Depfa Bank PLC, 3.480%, 1/5/06 (a)	19,210,000
		New York State Thruway Authority, MSTC:
5,000,000	A-1+	Class A, Series 2001-120, FGIC-Insured, 3.560%, 1/4/06 (a)	5,000,000
8,845,000	A-1	Series 2001-120, Class A 144A, FGIC-Insured, LIQ-Bear Stearns, 3.560%, 1/4/06 (a)(c)	8,845,000
		Port Authority of New York & New Jersey:
7,860,000	A-1+	Putters Series 177Z, PART, LIQ-JPMorgan Chase, 3.580%, 1/5/06 (a)	7,860,000
4,755,000	A-1+	Series 646, PART, FSA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (a)	4,755,000
		TECP:
4,775,000	A-1+	Series 2000A, FSA-Insured, LIQ-Bank of Nova Scotia, JPMorgan Chase, Lloyds Bank, 3.110% due 2/7/06 (e)	4,775,000
8,400,000	A-1+	Series 2000A, LIQ-Bank of Nova Scotia, JPMorgan Chase, Lloyds Bank, 3.100% due 1/6/06 (e)	8,400,000
		Series B, LIQ-Bank of Nova Scotia, JPMorgan Chase, Lloyds Bank:
18,360,000	A-1+	3.100% due 2/8/06	18,360,000
13,690,000	A-1+	3.250% due 2/8/06	13,690,000
		Versatile Structure Obligation:
8,975,000	A-1+	Revenue Series 5, SPA-Bayerische Landesbank, 3.750%, 1/3/06 (a)	8,975,000
3,450,000	A-1+	Series 3, SPA-JPMorgan Chase, 3.750%, 1/3/06 (a)	3,450,000
1,000,000	A-1	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.340%, 1/4/06 (a)	1,000,000
		Triborough Bridge & Tunnel Authority:
		MSTC:
5,135,000	VMIG1(b)	Class A Series 2000-109, PART, LIQ-Bear Stearns, 3.700%, 1/3/06 (a)(c)	5,135,000
17,520,000	AAA	Series 1992-72, Class A, PART, MBIA-Insured, 3.560%, 1/4/06 (a)(c)	17,520,000
7,000,000	A-1+	Refunding, Gem Sub-Series B-3, SPA-Bank of America NA, 3.530%, 1/5/06 (a)	7,000,000
		Revenue, Refunding:
3,920,000	A-1+	Series B, FSA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.520%, 1/4/06 (a)	3,920,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation (continued)
$4,605,000	A-1+	Series C, AMBAC-Insured, LOC-Westdeutsche Landesbank, 3.360%, 1/5/06 (a)	$4,605,000
29,700,000	A-1+	Series F, SPA-ABN Amro Bank N.V., 3.550%, 1/5/06 (a)	29,700,000
18,000,000	A-1+	Revenue, Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.360%, 1/5/06 (a)	18,000,000

		Total Transportation	250,475,000

Utilities - 9.9%
		Long Island, NY, Power Authority:
1,400,000	A-1+	General Series H, FSA-Insured, LOC-Dexia Credit Local, 3.360%, 1/4/06 (a)	1,400,000
		Series 1:
22,950,000	A-1+	Sub-Series 1A, LOCs-Bayerische Landesbank & Landesbank Baden Wuerttemburg, 3.560%, 1/4/06 (a)	22,950,000
7,540,000	A-1+	Sub-Series 1B, LOC-State Street Bank & Trust Co., 3.700%, 1/3/06 (a)	7,540,000
15,050,000	A-1+	Series 2, Sub-Series 2A, LOC-Westdeutsche Landesbank, 3.360%, 1/4/06 (a)	15,050,000
18,300,000	A-1+	Series 7, Sub-Series 7-B, MBIA-Insured, SPA-Fortis Bank NY, 3.360%, 1/4/06 (a)	18,300,000
4,700,000	A-1+	Subordinated Series 3A, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 3.550%, 1/4/06 (a)	4,700,000
13,280,000	VMIG1(b)	New York State Energy Research & Development Authority, Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 3.610%, 1/4/06 (a)(e)	13,280,000
		New York State Energy Research & Development Authority Revenue, Consolidated Edison Co.:
9,400,000	A-1+	Sub-Series A-2, LOC-Wachovia Bank, 3.560%, 1/4/06 (a)	9,400,000
23,000,000	A-1+	Sub-Series A-3, LOC-Wachovia Bank, 3.500%, 1/4/06 (a)	23,000,000
		New York State Power Authority, TECP:
10,000,000	A-1	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank and Trust, Wachovia Bank, 2.800% due 1/11/06	10,000,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank: Dexia Credit Local, JPMorgan Chase, Landesbank Hessen-Thuringen, State Street Bank and Trust, Wachovia Bank:
29,900,000	A-1	3.130% due 1/4/06	29,900,000
20,000,000	A-1	3.050% due 1/11/06	20,000,000

		Total Utilities	175,520,000

Water and Sewer - 2.9%
		New York City, NY, Municipal Water Finance Authority:
		TECP:
10,000,000	A-1+	Series 1, LIN-Dexia Credit Local, JP Morgan Chase, 3.110% due 4/10/06	10,000,000
10,000,000	A-1+	Series 5B, LIQ-Bayerische Landesbank, Westdeutsche Landesbank, 3.180% due 4/3/06	10,000,000
		Water and Sewer System Revenue:
18,000,000	A-1+	Fiscal 2003, Sub-Series C-1, SPA-Depfa Bank PLC, 3.820%, 1/3/06 (a)	18,000,000
3,200,000	A-1+	Series G, FGIC-Insured, SPA-FGIC, 3.650%, 1/3/06 (a)	3,200,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
$9,990,000	A-1	New York State Environmental Facilities Clean Water (MSTC), PART, Series 9040, Class A, LIQ-Bear Stearns, 3.560%, 1/4/06 (a)(c)	$9,990,000

		Total Water and Sewer	51,190,000

		TOTAL INVESTMENTS - 100.0% (Cost - $1,780,732,034#)	1,780,732,034
		Other Assets in Excess of Liabilities - 0.0%	286,845

		TOTAL NET ASSETS - 100.0%	$1,781,018,879

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 16 and 17 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CTFS	— Certificates
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LGAC	— Local Government Assistance Corporation
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Option Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
VRDO	— Variable Rate Demand Obligation
XLCA	— XL Capital Assurance Inc.

See Notes to Schedule of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 97.9%
Education - 22.9%
$2,755,000	Aaa(a)	Albany, NY, IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,953,746
		Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,078,490
3,615,000	AAA	5.250% due 8/1/31	3,866,532
		Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	AA-	5.000% due 7/1/23	2,373,502
2,000,000	AA-	5.000% due 7/1/33	2,074,560
		New York State Dormitory Authority Revenue:
1,000,000	AA-	4201 School Program, 5.000% due 7/1/18	1,038,320
		City University Systems:
14,000,000	AAA	2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16 (b)	14,749,700
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	17,910,543
5,825,000	AAA	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16 (c)	6,672,421
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	7,773,290
2,155,000	A1(a)	Series C, 7.500% due 7/1/10	2,348,153
2,000,000	AAA	Columbia University, 5.000% due 7/1/18	2,094,620
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,088,560
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,160,300
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28 (b)	10,657,985
546,000	AA-	Series B, 7.500% due 5/15/11	607,228
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,206,431
		State University Educational Facility:
		Series A:
12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (c)	14,202,487
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,331,446
5,000,000	AAA	Series B, FGIC-Insured, 5.250% due 5/15/19	5,614,200
3,000,000	Aaa(a)	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,147,240
		University of Rochester, Series A, MBIA-Insured:
3,915,000	AAA	5.000% due 7/1/16	4,088,748
2,300,000	AAA	5.000% due 7/1/27	2,361,594
2,500,000	AAA	Willow Towers Inc., MBIA-Insured, 5.400% due 2/1/34	2,664,450
		Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	A+	Series A, 5.125% due 8/1/29	5,648,992
5,820,000	A+	Series B, 5.125% due 8/1/27	6,062,578
		Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
2,000,000	Aaa(a)	5.375% due 12/1/19	2,166,820
1,725,000	Aaa(a)	5.000% due 7/1/22	1,815,148
3,000,000	Aaa(a)	5.450% due 12/1/29	3,235,470
2,390,000	Aaa(a)	5.625% due 7/1/31	2,635,596
		Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	Aaa(a)	5.000% due 6/15/25	1,499,108
700,000	Aaa(a)	5.000% due 6/15/26	737,779

		Total Education	147,866,037

Escrowed to Maturity (d) - 1.2%
755,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	847,254
1,655,000	AAA	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, 5.250% due 7/1/17	1,752,248

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Escrowed to Maturity (d) (continued)
$4,980,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, Call 6/15/08 @ 101, 5.000% due 6/15/16	$5,109,629

		Total Escrowed to Maturity	7,709,131

Finance - 1.0%
5,000,000	AAA	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,174,200
1,260,000	BBB-	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	1,319,434

		Total Finance	6,493,634

Government Facilities - 2.2%
		New York State Urban Development Corp. Revenue:
7,000,000	AA-	Correctional & Youth Facilities, Series A, 5.500% due 1/1/17	7,546,070
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,167,700
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,492,420

		Total Government Facilities	14,206,190

Hospitals - 5.1%
1,620,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA, 5.200% due 10/20/24	1,721,169
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,141,180
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,155,554
3,750,000	AAA	5.125% due 2/15/23	3,951,600
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	5,244,900
		Mental Health Services Facilities, Series B:
40,000	AA-	5.000% due 2/15/18	41,378
		Unrefunded Balance:
4,180,000	AA-	5.625% due 2/15/21	4,342,226
190,000	AAA	5.250% due 8/15/30	200,230
2,450,000	AAA	St. Vincent’s Hospital & Medical Center, FHA-Insured, 7.400% due 8/1/30	2,458,158
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,608,975
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,112,100
		New York State Medical Care Facilities:
		Finance Agency Revenue:
2,500,000	B	Central Suffolk Hospital Mortgage Project, Series A, 6.125% due 11/1/16	2,388,825
955,000	Aa1(a)	Health Center Projects, Secured Mortgage Program, SONYMA-Insured, 6.375% due 11/15/19	976,879
		Series B:
900,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	904,212
2,955,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	2,995,395

		Total Hospitals	33,242,781

Housing: Multi-Family - 3.0%
		New York City, NY, HDC:
1,220,832	NR	Cadman Project, FHA, 6.500% due 11/15/18	1,283,339
984,987	NR	Kelly Project, 6.500% due 2/15/18	1,043,427
5,000,000	AA	MFH Revenue, Series A, 5.100% due 11/1/24	5,202,500
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	AAA	6.375% due 8/1/20 (c)	1,124,940
1,470,000	AAA	6.500% due 8/1/25	1,654,720

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family (continued)
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
$500,000	Aa1(a)	7.000% due 8/15/12 (e)	$500,945
500,000	Aa1(a)	7.050% due 8/15/24 (e)	505,890
6,870,000	Aa1(a)	Series B, SONYMA-Insured, 6.250% due 8/15/29 (e)	7,060,642
515,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	515,412
570,000	A1(a)	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	574,731

		Total Housing: Multi-Family	19,466,546

Housing: Single-Family - 2.2%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,800,000	Aa2(a)	Series 65, 5.850% due 10/1/28 (e)	2,895,564
4,730,000	Aa1(a)	Series 67, 5.800% due 10/1/28 (e)	4,855,203
6,000,000	Aa1(a)	Series 71, 5.350% due 10/1/18 (e)	6,124,500

		Total Housing: Single-Family	13,875,267

Industrial Development - 2.2%
2,250,000	BBB	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (e)	2,328,345
400,000	NR	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	401,460
		Onondaga County, NY, IDA:
750,000	A	Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18	794,393
8,000,000	A+	Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (e)	9,112,960
1,410,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,473,337

		Total Industrial Development	14,110,495

Life Care Systems - 1.8%
		New York State Dormitory Authority Revenue Bonds:
		FHA-Insured:
3,780,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	3,927,269
1,500,000	AAA	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,574,445
3,275,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,394,276
1,310,000	AA	Niagara Frontier Methodist Home Inc., FHA, 6.200% due 2/1/15	1,325,104
1,250,000	AAA	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,253,800

		Total Life Care Systems	11,474,894

Pollution Control - 0.7%
		New York State Environmental Facilities Corp., State Water Revolving Fund, Series A:
155,000	AAA	7.500% due 6/15/12	165,467
805,000	AAA	GIC-Societe General, 7.250% due 6/15/10	806,602
1,060,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,106,661
1,000,000	AAA	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,126,880
1,710,000	CCC	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,296,539

		Total Pollution Control	4,502,149

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (f) - 35.8%
$1,000,000	AAA	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, FGIC-Insured, Call 7/1/06 @ 102, 6.100% due 7/1/26	$1,033,540
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A, FSA-Insured, Call 10/1/14 @ 100:
2,290,000	AAA	5.125% due 4/1/19	2,529,832
4,500,000	AAA	5.250% due 4/1/23	5,012,955
		Transit Facilities Revenue:
5,000,000	AAA	Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19	5,441,450
10,000,000	AAA	Series A, MBIA-Insured, Call 7/1/07 @ 101.50, 5.625% due 7/1/25 (b)	10,492,900
11,000,000	AAA	Metropolitan Transportation Authority of New York, Dedicated Tax Fund, Series A, FGIC-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (b)	12,011,560
5,000,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19	5,447,750
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
1,000,000	AAA	FSA-Insured, Call 6/15/07 @ 101, 5.250% due 6/15/29	1,038,240
		Series B:
1,565,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33	1,747,025
990,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	1,098,217
10,000,000	AAA	New York City, NY, TFA Revenue, Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29 (b)	10,948,800
20,000,000	AAA	New York City, NY, Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (b)	21,590,800
2,595,000	AAA	New York City, NY, COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30	2,861,506
		New York State Dormitory Authority Revenue:
5,375,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31	5,849,397
		City University Systems:
625,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31	680,162
4,500,000	AAA	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28	4,730,535
		Court Facilities, City of New York Issue:
3,000,000	AAA	AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30	3,316,980
5,000,000	A+	Call 5/15/10 @101, 6.000% due 5/15/39	5,567,850
		Mental Health Services Facilities:
		Series B:
2,820,000	A1(a)	Call 2/15/07 @ 102, 5.625% due 2/15/21	2,946,815
2,460,000	AA-	Call 2/15/08 @ 102, 5.000% due 2/15/18	2,594,070
2,410,000	AAA	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30	2,601,909
324,000	AA-	Series B, Call 5/15/09 @ 100, 7.500% due 5/15/11	369,956
		State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	AAA	5.500% due 7/1/26	1,100,660
1,000,000	AAA	5.500% due 7/1/27	1,100,660
12,000,000	AAA	5.100% due 7/1/31 (b)	12,969,960
		State University Educational Facility:
12,750,000	AAA	Series A FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27 (b)	13,926,315
5,000,000	AAA	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30	5,478,000
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
295,000	AAA	5.250% due 4/15/17	315,261
400,000	AAA	5.250% due 4/15/18	427,472
		New York State Thruway Authority, Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A, Call 4/1/11 @ 101:

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (f) (continued)
$3,410,000	AAA	5.000% due 4/1/19	$3,682,868
2,000,000	AAA	5.000% due 4/1/20	2,160,040
2,500,000	AAA	5.000% due 4/1/21	2,700,050
15,000,000	AAA	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19 (b)	15,901,950
4,000,000	AAA	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18	4,365,120
		New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29	7,168,986
18,400,000	AAA	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (b)	19,914,688
4,505,000	Aaa(a)	North Hempstead, NY, GO, Series A, FGIC-Insured, Call 9/1/09 @ 101, 5.000% due 9/1/22	4,806,475
3,740,000	BBB-	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29	4,111,532
		Triborough Bridge & Tunnel Authority:
3,500,000	AA-	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28	3,986,360
4,200,000	AAA	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19	4,745,538
10,125,000	AAA	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)	11,705,411
1,000,000	AAA	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, Call 6/1/09 @ 101, 5.000% due 6/1/19	1,063,250

		Total Pre-Refunded	231,542,845

Public Facilities - 2.0%
		New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,246,816
9,000,000	AAA	Series D, 5.125% due 7/1/31	9,463,320
425,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	446,127

		Total Public Facilities	13,156,263

Tobacco - 0.3%
2,000,000	AA-	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,183,880

Transportation - 5.0%
750,000	BBB+	Albany, NY, Parking Authority, Series A, 5.625% due 7/15/25	807,803
5,000,000	AA-	New York State Thruway Authority, General Revenue, Series E, 5.000% due 1/1/25	5,154,450
		Port Authority of New York & New Jersey:
7,250,000	AA-	109th Series, 5.375% due 1/15/32	7,458,147
12,000,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)(e)	12,000,000
		Triborough Bridge & Tunnel Authority:
945,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,009,978
5,200,000	AAA	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,583,656

		Total Transportation	32,014,034

Utilities - 4.9%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, 5.250% due 12/1/26 (b)	19,512,016
		New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project, RIBS, Series B, 10.375% due 1/11/06 (e)(g)	3,215,340
1,500,000	NR	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (e)	1,533,150
7,000,000	A-	Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125% due 7/1/29	7,212,660

		Total Utilities	31,473,166

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer - 7.6%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
$16,000,000	AA+	5.500% due 6/15/33 (b)	$17,224,000
2,750,000	AAA	FSA-Insured, 5.000% due 6/15/29	2,847,295
5,205,000	AAA	Series B, FGIC-Insured, 5.125% due 6/15/30	5,352,458
		Series D:
5,000,000	AA+	5.250% due 6/15/25	5,353,400
2,375,000	AAA	MBIA-Insured, 5.000% due 6/15/15	2,482,374
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32	8,864,395
		Series B:
965,000	AAA	5.250% due 4/15/17	1,029,153
2,490,000	AAA	5.250% due 10/15/17	2,655,535
1,340,000	AAA	5.250% due 4/15/18	1,427,609
1,880,000	AAA	5.250% due 10/15/18	1,979,038

		Total Water and Sewer	49,215,257

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $581,465,360)	632,532,569

SHORT-TERM INVESTMENTS(h) - 0.4%
Finance - 0.2%
1,200,000	A-1+	New York City, NY, TFA, New York City Recovery Project Revenue, Series 3, Sub-Series 3-H, SPA-Royal Bank of Canada, 3.750%, 1/3/06	1,200,000

Transportation - 0.2%
		Port Authority of New York & New Jersey, Versatile Structure Obligation:
700,000	A-1+	Revenue Series 5, SPA-Bayerische Landesbank, 3.750%, 1/3/06	700,000
600,000	A-1+	Series 3, SPA-JPMorgan Chase, 3.750%, 1/3/06	600,000

		Total Transportation	1,300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,500,000)	2,500,000

		TOTAL INVESTMENTS - 98.3% (Cost - $583,965,360#)	635,032,569
		Other Assets in Excess of Liabilities - 1.7%	11,167,799

		TOTAL NET ASSETS - 100.0%	$646,200,368

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Bonds are escrowed to maturity by government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 16 and 17 for definitions of ratings.

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2005

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The New York Money Market Portfolio and New York Portfolio (the “Funds”) are separate non-diversified investment funds of the Smith Barney Muni Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. New York Portfolio securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value. The New York Money Market Portfolio uses the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Financial Futures Contracts. The New York Portfolio may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Funds invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for the New York Portfolio for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,671,211
Gross unrealized depreciation	(1,604,002)

Net unrealized appreciation	$51,067,209

Notes to Schedules of Investments (unaudited) (continued)

At December 31, 2005, New York Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bond	1,890	3/06	$212,979,375	$215,814,375	$(2,835,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date: March 1, 2006

By	/S/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date: March 1, 2006